Commitments and Contingencies (Tables)	12 Months Ended
Aug. 26, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The future commitments on the operating leases are as follows:

Successor (In thousands)	Future payments
2018	$2,294
2019	2,211
2020	2,161
2021	1,585
Thereafter	2,089
Total	$10,340